Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2017
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Goodwill and Intangible Assets

Note 7    Goodwill and Intangible Assets

(a) Carrying amounts of goodwill and intangible assets

As at December 31, 2017	Balance, January 1, 2017	Additions/ disposals	Amortization expense		Effect of changes in foreign exchange rates	Balance, December 31, 2017
Goodwill	$5,884	$–	$	n/a	$(171)	$5,713
Indefinite life intangible assets
Brand	805	–		n/a	(52)	753
Fund management contracts and other(1)	785	–		n/a	(30)	755
	1,590	–		n/a	(82)	1,508
Finite life intangible assets(2)
Distribution networks	1,093	–		47	(57)	989
Customer relationships	969	–		56	(14)	899
Software	494	306		121	(18)	661
Other	77	–		5	(2)	70
	2,633	306		229	(91)	2,619
Total intangible assets	4,223	306		229	(173)	4,127
Total goodwill and intangible assets	$10,107	$306		$229	$(344)	$9,840

As at December 31, 2016	Balance, January 1, 2016	Additions(3)/ disposals(4)	Amortization expense		Effect of changes in foreign exchange rates	Balance, December 31, 2016
Goodwill	$5,685	$256	$	n/a	$(57)	$5,884
Indefinite life intangible assets
Brand	831	–		n/a	(26)	805
Fund management contracts and other(1)	723	76		n/a	(14)	785
	1,554	76		n/a	(40)	1,590
Finite life intangible assets(2)
Distribution networks	726	450		50	(33)	1,093
Customer relationships	947	79		53	(4)	969
Software	396	229		126	(5)	494
Other	76	6		5	–	77
	2,145	764		234	(42)	2,633
Total intangible assets	3,699	840		234	(82)	4,223
Total goodwill and intangible assets	$9,384	$1,096		$234	$(139)	$10,107

(1)	For fund management contracts, the significant CGUs to which these were allocated and their associated carrying values were John Hancock Investments and Retirement Plan Services with $367 (2016 – $393) and Canadian Wealth (excluding Manulife Bank of Canada) with $273 (2016 – $273).
(2)	Gross carrying amount of finite life intangible assets was $1,294 for distribution networks, $1,128 for customer relationships, $1,841 for software and $126 for other (2016 – $1,363, $1,142, $1,581 and $133, respectively).
(3)	In 2016, acquisitions of Standard Chartered’s MPF business in Hong Kong and Transamerica’s broker-dealer business in the USA led to additions of goodwill of $194 and $59 and intangible assets of $193 and $26, respectively. Commencement of sales through the DBS relationship led to recognition of $536 of distribution networks.
(4)	In 2016, disposals include impairments of distribution networks for discontinued products of $150 in the U.S. Division.

(b) Goodwill impairment testing

In the fourth quarter of 2017, the Company completed its annual goodwill impairment testing by determining the recoverable amounts of its businesses using valuation techniques discussed below or based on the most recent detailed similar calculations made in a prior period (refer to notes 1(f) and 7(c)).

The Company has determined that there was no impairment of goodwill in 2017 and 2016.

The Company allocates goodwill to cash-generating units (“CGU”) or groups of CGUs. Factors considered when identifying the Company’s CGUs include how the Company is organized to interact with customers, how products are presented and sold, and where interdependencies exist. The following tables present the carrying value of goodwill by CGUs.

As at December 31, 2017 CGU or Group of CGUs	Balance, January 1, 2017	Additions/ disposals	Effect of changes in foreign exchange rates	Balance, December 31, 2017
Asia (excluding Hong Kong and Japan)	$160	$–	$(6)	$154
Hong Kong	194	–	(14)	180
Japan Insurance and Wealth	403	–	(12)	391
Canadian Individual Life	155	–	–	155
Canadian Affinity Markets	83	–	–	83
Canadian Wealth (excluding Manulife Bank)	1,085	–	–	1,085
Canadian Group Benefits and Group Retirement Solutions	1,773	–	–	1,773
International Group Program	90	–	(6)	84
John Hancock Insurance	428	–	(28)	400
John Hancock Investments and Retirement Plan Services	1,220	–	(99)	1,121
Manulife Asset Management and Other	293	–	(6)	287
Total	$5,884	$–	$(171)	$5,713

As at December 31, 2016 CGU or Group of CGUs	Balance, January 1, 2016	Additions/ disposals	Effect of changes in foreign exchange rates	Balance, December 31, 2016
Asia (excluding Hong Kong and Japan)	$166	$–	$(6)	$160
Hong Kong	–	194	–	194
Japan Insurance and Wealth	404	–	(1)	403
Canadian Individual Life	155	–	–	155
Canadian Affinity Markets	83	–	–	83
Canadian Wealth (excluding Manulife Bank)	1,085	–	–	1,085
Canadian Group Benefits and Group Retirement Solutions	1,773	–	–	1,773
International Group Program	93	–	(3)	90
John Hancock Insurance	378	59	(9)	428
John Hancock Investments and Retirement Plan Services	1,254	3	(37)	1,220
Manulife Asset Management and Other	294	–	(1)	293
Total	$5,685	$256	$(57)	$5,884

The valuation techniques, significant assumptions and sensitivities, where applicable, applied in the goodwill impairment testing are described below.

(c) Valuation techniques

The recoverable amount of each CGU or group of CGUs was based on value-in-use (“VIU”) for the U.S. (John Hancock) based CGUs, the Canadian Individual Life CGU and the Japan Insurance and Wealth CGU. For all other CGUs, fair value less costs to sell (“FVLCS”) was used. When determining if a CGU is impaired, the Company compares its recoverable amount to the allocated capital for that unit, which is aligned with the Company’s internal reporting practices.

Under the VIU approach, an embedded appraisal value is determined from a projection of future distributable earnings derived from both the in-force business and new business expected to be sold in the future, and therefore, reflects the economic value for each CGU’s or group of CGUs’ profit potential under a set of assumptions. This approach requires assumptions including sales and revenue growth rates, capital requirements, interest rates, equity returns, mortality, morbidity, policyholder behaviour, tax rates and discount rates.

Under the FVLCS approach, the Company determines the fair value of the CGU or group of CGUs using an earnings-based approach which incorporates forecasted earnings, excluding interest and equity market impacts and normalized new business expenses multiplied by an earnings multiple derived from the observable price-to-earnings multiples of comparable financial institutions. The price-to-earnings multiples used by the Company for testing ranged from 10.6 to 14.8 (2016 – 10.3 to 13.8).

(d) Significant assumptions

To calculate embedded value, the Company discounted projected earnings from in-force contracts and valued 10 years of new business growing at expected plan levels, consistent with the periods used for forecasting long-term businesses such as insurance. In arriving at its projections, the Company considered past experience, economic trends such as interest rates, equity returns and product mix as well as industry and market trends. Where growth rate assumptions for new business cash flows were used in the embedded value calculations, they ranged from negative five per cent to 15 per cent (2016 – negative five per cent to 15 per cent).

Interest rate assumptions are based on prevailing market rates at the valuation date.

Tax rates applied to the projections include the impact of internal reinsurance treaties and amounted to 26.8 per cent, 35 per cent and 28.1 per cent (2016 – 26.8 per cent, 35 per cent and 28.2 per cent) for the Canadian, U.S. and Japan jurisdictions, respectively. Tax assumptions are sensitive to changes in tax laws as well as assumptions about the jurisdictions in which profits are earned. It is possible that actual tax rates could differ from those assumed.

Discount rates assumed in determining the value-in-use for applicable CGUs or groups of CGUs ranged from nine per cent to 14 per cent on an after-tax basis or 11 per cent to 15 per cent on a pre-tax basis (2016 – nine per cent to 14 per cent on an after-tax basis or 11 per cent to 15 per cent on a pre-tax basis).

The key assumptions described above may change as economic and market conditions change, which may lead to impairment charges in the future. Changes in discount rates and cash flow projections used in the determination of embedded values or reductions in market-based earnings multiples may result in impairment charges in the future which could be material.